Deferred Income Tax asset and liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Income Tax
The following table presents a summary of the items comprising the Subsidiaries’ deferred Income Tax:

	2020	2019
	S/(000)	S/(000)
Deferred asset
Provision for loan portfolio and other provisions	457,799	140,741
Deferred income from stand-by letters	3,973	7,625
Unrealized losses from derivatives	8,688	5,872
Net unrealized losses from fluctuation in investments through other comprehensive income	—	44
Right-of-use assets	2,613	2,085
Others	31,961	28,657
Deferred liability
Deemed cost of fixed assets	(59,478)	(57,822)
Amortization of intangible assets, net	(81,101)	(74,439)
Unrealized net gain from fluctuation in investments through other comprehensive income	(5,332)	(2,070)
Others	(5,558)	(5,710)

Total deferred Income Tax asset, net	353,565	44,983

Deferred liability
Unrealized net gain from fluctuation in investments through other comprehensive income	—	239
Others	11	(226)

Total deferred Income Tax liability, net	11	13

Major Components of Income Tax
(c)	The table below presents the amounts reported in the consolidated statement of income for the years 2020, 2019 and 2018:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Current – Expense	235,134	454,772	401,788
Deferred – Expense (Income)	(308,067)	38,554	13,727

	(72,933)	493,326	415,515

Reconciliation of Effective Income Tax Rate
(d)	The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2020		2019		2018
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	310,616	100.0	1,943,441	100.0	1,506,909	100.0

Theoretical tax	91,632	29.5	573,315	29.5	444,538	29.5
Decrease in income of Subsidiaries not domiciled in Peru	(54,020)	(17.4)	(18,570)	(1.0)	(37,681)	(2.5)
Non-taxable income, net	(131,595)	(42.4)	(128,623)	(6.6)	(49,484)	(3.3)
Permanent non-deductible expenses	28,452	9.2	64,303	3.3	80,555	5.3
Translation results non-taxable	(7,402)	(2.4)	2,901	0.2	(22,413)	(1.4)

Income Tax	(72,933)	(23.5)	493,326	25.4	415,515	27.6